NET LOSS PER SHARE - Narrative (Details)	12 Months Ended
Dec. 31, 2021 shares
Restricted stock units outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of underlying shares contingently issuable (in shares)	16,024,411